Commitments, contingent liabilities and contingent assets - Legal proceedings (Details) $ in Thousands	1 Months Ended								2 Months Ended	12 Months Ended			36 Months Ended
	Jan. 31, 2024 patent	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Jan. 31, 2023 patent	Dec. 31, 2022 employee	Jul. 31, 2022 entity	Apr. 30, 2022 USD ($)	Jul. 31, 2020 USD ($)	Aug. 31, 2017	Dec. 31, 2023 plaintiff	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2023 lawsuit	Jun. 30, 2023 USD ($)	Aug. 31, 2019	Oct. 31, 2012
PARP Inhibitor Royalty Dispute
Commitments and contingent liabilities
Number of royalty-bearing patent license agreements																	2
Imfinzi and Imjudo patent proceedings
Commitments and contingent liabilities
Legal proceedings provision															$ 510,000
Number of patents claimed to be infringed | patent				2
Commencement of major litigation | Soliris US patent proceedings
Commitments and contingent liabilities
Number of patents claimed to be infringed | patent	6
Number of patents subject to inter partes review proceedings | patent	5
Seroquel XR antitrust litigation
Commitments and contingent liabilities
Number of generic manufacturers whose claims have been dismissed | entity						1
Nexium and Losec/Prilosec | Canada
Commitments and contingent liabilities
Number of class action lawsuits									3
Number of lawsuits dismissed											1	1	2
Nexium And Prilosec
Commitments and contingent liabilities
Amount of settlement			$ 425,000
Nexium And Prilosec | Louisiana District Court
Commitments and contingent liabilities
Number of pending lawsuits involving allegations of gastric cancer following treatment		1								1				1
Turkish Ministry of Health Matter (US) | Alexion Pharmaceuticals, Inc.
Commitments and contingent liabilities
Amount of civil settlement disclosed								$ 21,500
Enhertu patent proceedings
Commitments and contingent liabilities
Percentage of royalties on sales to pay to counterparty			8.00%
Damages awarded, Value							$ 41,820
Number of patent claims at issue that have not been disclaimed							1
Arbitration related to Definiens acquisition
Commitments and contingent liabilities
Amount of claim								$ 140,000
Damages awarded, Value		$ 46,430
US employment litigation
Commitments and contingent liabilities
Number of former employees filing lawsuits | employee					7
US Pay equity litigation
Commitments and contingent liabilities
Number of plaintiffs involved in lawsuit | plaintiff										3
Brazilian Tax Assessment Matter | Alexion Pharmaceuticals, Inc.
Commitments and contingent liabilities
Number of subsidiaries involved in legal dispute																2
Number of other entities involved in legal dispute																2